Item 1  Schedule of Investments



 T. Rowe Price U.S. Bond Index Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES 23.4%
 Aerospace & Defense 0.5%
 Boeing, 6.125%, 2/15/33                               50            56

 Boeing Capital, 6.10%, 3/1/11                         50            53

 Lockheed Martin
 7.65%, 5/1/16                                         250           303

 7.75%, 5/1/26                                         50            64

 8.50%, 12/1/29                                        100           140

 Northrop Grumman, 7.125%, 2/15/11                     200           222

                                                                     838

 Airlines 0.1%
 Southwest Airlines, 6.50%, 3/1/12                     85            91

                                                                     91

 Automobiles and Related 0.6%
 DaimlerChrysler
 6.40%, 5/15/06                                        100           102

 7.20%, 9/1/09                                         6             7

 7.25%, 1/18/06                                        100           101

 8.50%, 1/18/31                                        100           128

 Ford Motor Credit
 7.00%, 10/1/13                                        200           196

 7.375%, 10/28/09                                      250           249

 Johnson Controls, 4.875%, 9/15/13                     300           298

 Toyota Motor Credit Corp., 4.35%, 12/15/10            5             5

                                                                     1,086

 Banking 3.9%
 Banc One
 7.60%, 5/1/07                                         8             9

 7.625%, 10/15/26                                      4             5

 8.00%, 4/29/27                                        4             5

 Bank of America
 3.25%, 8/15/08                                        250           241

 3.375%, 2/17/09                                       250           241

 3.875%, 1/15/08                                       75            74

 4.75%, 10/15/06                                       10            10

 4.875%, 9/15/12                                       100           101

 6.625%, 10/15/07                                      10            10

 6.75%, 9/15/05                                        10            10

 7.40%, 1/15/11                                        110           124

 Bank One
 3.70%, 1/15/08                                        100           98

 5.50%, 3/26/07                                        50            51

 6.875%, 8/1/06                                        5             5

 BB&T
 4.75%, 10/1/12                                        95            95

 5.25%, 11/1/19                                        200           203

 Chase Manhattan, 7.875%, 6/15/10                      65            73

 Citicorp
 7.00%, 7/1/07                                         8             9

 7.25%, 9/1/08                                         4             4

 Citigroup
 5.00%, 9/15/14                                        250           252

 5.50%, 8/9/06                                         12            12

 5.625%, 8/27/12                                       200           210

 5.75%, 5/10/06                                        200           202

 6.00%, 2/21/12                                        13            14

 First Union
 6.375%, 1/15/09                                       2             2

 6.40%, 4/1/08                                         205           215

 7.05%, 8/1/05                                         8             8

 First Union National Bank
 5.80%, 12/1/08                                        100           104

 7.875%, 2/15/10                                       4             5

 Fleet Financial Group, 6.50%, 3/15/08                 15            16

 HSBC Bank USA
 4.625%, 4/1/14                                        250           245

 5.875%, 11/1/34                                       300           319

 HSBC Holdings
 5.25%, 12/12/12                                       100           102

 7.50%, 7/15/09                                        100           110

 J.P. Morgan Chase Capital, 5.875%, 3/15/35            325           326

 J.P. Morgan Chase
 5.25%, 5/30/07                                        100           102

 6.875%, 1/15/07                                       200           207

 Key Bank, 7.00%, 2/1/11                               2             2

 Marshall & Ilsley Bank
 3.80%, 2/8/08                                         150           147

 5.25%, 9/4/12                                         20            21

 MBNA America Bank, 6.50%, 6/20/06                     200           203

 Mellon Bank, 6.50%, 8/1/05                            5             5

 National City, 5.75%, 2/1/09                          100           104

 National City Bank, 4.25%, 1/29/10                    125           123

 National Westminster Bank, 7.375%, 10/1/09            4             4

 NationsBank
 6.375%, 2/15/08                                       10            10

 7.25%, 10/15/25                                       10            12

 NBD Bancorp, 7.125%, 5/15/07                          8             8

 North Fork Bancorporation, 5.875%, 8/15/12            25            27

 PNC Funding, 5.75%, 8/1/06                            125           127

 Regions Financial, 6.375%, 5/15/12                    100           109

 Royal Bank of Canada, 3.875%, 5/4/09                  150           147

 Royal Bank of Scotland Group, 5.00%, 10/1/14          125           127

 Suntrust Bank, 5.45%, 12/1/17                         130           134

 Synovus Financial, 4.875%, 2/15/13                    90            88

 U.S. Bank
 4.95%, 10/30/14                                       200           202

 6.375%, 8/1/11                                        150           164

 Wachovia Bank
 4.85%, 7/30/07                                        85            86

 4.875%, 2/1/15                                        150           149

 Wachovia Corporation
 4.95%, 11/1/06                                        12            12

 6.25%, 8/4/08                                         4             4

 Wells Fargo
 4.20%, 1/15/10                                        150           148

 5.00%, 11/15/14                                       5             5

 5.125%, 9/1/12                                        350           358

 5.25%, 12/1/07                                        100           102

 World Savings Bank, F.S.B., 4.125%, 12/15/09          100           98

                                                                     6,545

 Beverages 0.2%
 Anheuser-Busch, 7.55%, 10/1/30                        100           132

 Bottling Group, 4.625%, 11/15/12                      100           99

 Coca Cola Enterprises
 6.75%, 1/15/38                                        8             9

 7.125%, 8/1/17                                        15            18

 8.50%, 2/1/12                                         15            18

 PepsiAmericas, 4.875%, 1/15/15                        125           124

                                                                     400

 Broadcasting 0.6%
 AOL Time Warner, 7.625%, 4/15/31                      600           734

 Turner Broadcasting, 8.375%, 7/1/13                   8             10

 Univision Communications, 3.50%, 10/15/07             200           194

                                                                     938

 Building and Real Estate 0.3%
 Lennar, 144A, 5.60%, 5/31/15                          150           149

 Pulte Homes, 7.875%, 8/1/11                           200           227

 Ryland Group, 5.375%, 1/15/15                         150           148

                                                                     524

 Building Products 0.1%
 Masco, 5.875%, 7/15/12                                100           106

                                                                     106

 Cable Operators 0.1%
 Clear Channel Communications, 7.65%, 9/15/10          75            80

 Cox Communications
 6.75%, 3/15/11                                        100           107

 7.75%, 8/15/06                                        50            52

                                                                     239

 Computer Service & Software 0.2%
 Compaq Computer, 7.65%, 8/1/05                        5             5

 IBM
 3.80%, 2/1/08                                         95            94

 4.25%, 9/15/09                                        100           99

 6.50%, 1/15/28                                        11            13

 7.00%, 10/30/45                                       10            12

 8.375%, 11/1/19                                       100           132

                                                                     355

 Conglomerates 0.9%
 GE Capital
 3.125%, 4/1/09                                        350           334

 4.125%, 9/1/09                                        400           394

 5.00%, 2/15/07                                        80            81

 5.00%, 6/15/07                                        200           202

 7.375%, 1/19/10                                       9             10

 Tyco International
 6.125%, 1/15/09                                       200           209

 6.375%, 10/15/11                                      175           190

 United Technologies
 4.875%, 11/1/06                                       125           126

 7.50%, 9/15/29                                        5             6

                                                                     1,552

 Diversified Chemicals 0.2%
 Dow Chemical, 5.75%, 12/15/08                         150           156

 Du Pont de Nemours
 5.875%, 5/11/09                                       65            68

 8.25%, 9/15/06                                        5             5

 Praxair
 6.375%, 4/1/12                                        104           114

 6.50%, 3/1/08                                         5             5

                                                                     348

 Drugs 0.3%
 Abbott Laboratories, 5.625%, 7/1/06                   5             5

 Amgen, 4.00%, 11/18/09                                125           122

 Bristol-Myers Squibb
 5.75%, 10/1/11                                        100           106

 6.80%, 11/15/26                                       6             7

 Genentech, 144A, 4.40%, 7/15/10                       60            60

 Pfizer, 4.65%, 3/1/18                                 150           146

                                                                     446

 Electric Utilities 1.7%
 Alabama Power
 5.375%, 10/1/08                                       6             6

 5.50%, 10/15/17                                       100           104

 American Electric Power, 5.375%, 3/15/10              150           154

 Appalachian Power, 3.60%, 5/15/08                     200           195

 Black Hills, 6.50%, 5/15/13                           50            53

 Boston Edison, 4.875%, 4/15/14                        100           100

 CenterPoint Energy Houston Electric, 6.95%, 3/15/33   100           122

 Consolidated Edison, Series B, 7.50%, 9/1/10          105           118

 Energy East, 5.75%, 11/15/06                          40            41

 Exelon Generation, 6.95%, 6/15/11                     200           220

 Florida Power & Light, 4.85%, 2/1/13                  5             5

 Indiana Michigan Power, 6.125%, 12/15/06              3             3

 Korea Electric Power, 144A, 4.25%, 9/12/07            100           99

 NiSource Finance, 7.875%, 11/15/10                    200           226

 Northern States Power, 5.25%, 7/15/35                 145           144

 Oncor Electric Delivery, 7.25%, 1/15/33               100           122

 Pacific Gas & Electric, 3.60%, 3/1/09                 200           193

 Pinnacle West Capital, 6.40%, 4/1/06                  200           203

 PPL Electric Utilities, 5.875%, 8/15/07               30            31

 PPL Energy Supply, 6.40%, 11/1/11                     50            54

 Progress Energy, 7.10%, 3/1/11                        100           110

 Public Service Company of Colorado, 7.875%, 10/1/12   150           178

 Southern California Edison, 4.65%, 4/1/15             200           196

 TXU Energy, 7.00%, 3/15/13                            50            55

 Virginia Electric & Power
 5.75%, 3/31/06                                        100           101

 7.625%, 7/1/07                                        6             6

                                                                     2,839

 Electronic Components 0.3%
 Hewlett Packard, 5.50%, 7/1/07                        225           230

 Honeywell, 6.625%, 6/15/28                            5             6

 Motorola, 8.00%, 11/1/11                              175           202

                                                                     438

 Energy 0.2%
 Transocean, 7.50%, 4/15/31                            200           253

 XTO Energy, 4.90%, 2/1/14                             100           98

                                                                     351

 Entertainment and Leisure 0.0%
 Viacom
 5.625%, 8/15/12                                       65            66

 7.875%, 7/30/30                                       15            17

                                                                     83

 Exploration and Production 0.3%
 Anadarko Petroleum, 5.375%, 3/1/07                    3             3

 Canadian Natural Resources, 6.45%, 6/30/33            200           220

 Encana, 4.60%, 8/15/09                                250           249

 EOG Resources, 6.00%, 12/15/08                        100           104

                                                                     576

 Finance and Credit 1.3%
 American General Finance, 5.375%, 10/1/12             3             3

 Associates Corporation of North America, 6.875%,      5             5
11/15/08
 CIT Group, 5.00%, 2/1/15                              400           396

 Commercial Credit, 6.75%, 7/1/07                      150           157

 Countrywide Home Loan
 5.50%, 8/1/06                                         100           101

 5.625%, 7/15/09                                       200           206

 6.25%, 4/15/09                                        15            16

 First Data, 4.70%, 8/1/13                             200           197

 Household Finance
 4.75%, 7/15/13                                        9             9

 5.75%, 1/30/07                                        174           178

 5.875%, 2/1/09                                        9             9

 6.375%, 10/15/11                                      11            12

 7.00%, 5/15/12                                        9             10

 International Lease Finance
 3.75%, 8/1/07                                         200           197

 6.375%, 3/15/09                                       100           105

 National Rural Utilities, 6.00%, 5/15/06              300           304

 SLM Corp., 5.05%, 11/14/14                            200           201

                                                                     2,106

 Food Processing 0.4%
 Archer Daniels Midland Company, 8.875%, 4/15/11       5             6

 Bestfoods, 6.625%, 4/15/28                            5             6

 Bunge Limited Finance
 4.375%, 12/15/08                                      200           198

 144A, 5.10%, 7/15/15                                  115           114

 Kellogg, 7.45%, 4/1/31                                100           128

 Kraft Foods
 4.00%, 10/1/08                                        150           147

 6.50%, 11/1/31                                        100           113

                                                                     712

 Gaming 0.1%
 Harrah's Operating, 5.50%, 7/1/10                     150           153

                                                                     153

 Gas & Gas Transmission 0.6%
 Consolidated Natural Gas
 5.00%, 3/1/14                                         200           198

 6.25%, 11/1/11                                        15            16

 Duke Capital, 4.37%, 3/1/09                           200           198

 Enterprise Products Operations, 4.95%, 6/1/10         300           298

 Kinder Morgan, 6.50%, 9/1/12                          100           109

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            200           200

 Vastar Resources, 6.50%, 4/1/09                       4             4

                                                                     1,023

 Healthcare Services 0.1%
 Hospira, 4.95%, 6/15/09                               150           151

                                                                     151

 Industrial - Other 0.0%
 Amvescap PLC, 5.90%, 1/15/07                          3             3

                                        3

 Insurance 1.1%
 ACE INA Holdings, 8.30%, 8/15/06                      3             3

 AFLAC, 6.50%, 4/15/09                                 100           106

 Allstate
 6.125%, 12/15/32                                      150           163

 6.75%, 5/15/18                                        3             3

 7.20%, 12/1/09                                        10            11

 7.50%, 6/15/13                                        2             2

 American General, 7.50%, 8/11/10                      100           112

 GE Global Insurance, 7.75%, 6/15/30                   100           114

 Hartford Financial Services Group, 4.75%, 3/1/14      200           197

 Hartford Life, 7.65%, 6/15/27                         100           126

 John Hancock Financial Services, 5.625%, 12/1/08      100           103

 Lincoln National, 5.25%, 6/15/07                      100           101

 Principal Life Global Funding I, 144A, 5.25%, 1/15/13 100           102

 Prudential Financial, 5.40%, 6/13/35                  375           363

 Safeco, 4.875%, 2/1/10                                150           150

 St. Paul Travelers, 5.75%, 3/15/07                    50            51

 Travelers Property Casualty, 5.00%, 3/15/13           100           99

                                                                     1,806

 Investment Dealers 1.7%
 Bear Stearns
 2.875%, 7/2/08                                        8             8

 4.50%, 10/28/10                                       200           197

 Credit Suisse First Boston (USA)
 4.70%, 6/1/09                                         150           150

 5.125%, 1/15/14                                       200           203

 Franklin Resources, 3.70%, 4/15/08                    20            20

 Goldman Sachs
 3.875%, 1/15/09                                       85            83

 5.15%, 1/15/14                                        100           100

 6.60%, 1/15/12                                        407           446

 6.875%, 1/15/11                                       7             8

 Goldman Sachs Capital I, 6.345%, 2/15/34              50            53

 Lehman Brothers, 7.625%, 6/1/06                       100           103

 Lehman Brothers Holdings
 3.95%, 11/10/09                                       300           291

 4.25%, 1/27/10                                        200           196

 4.80%, 3/13/14                                        125           124

 Merrill Lynch
 3.125%, 7/15/08                                       200           192

 4.125%, 1/15/09                                       150           148

 5.00%, 1/15/15                                        200           198

 6.875%, 11/15/18                                      65            75

 Morgan Stanley
 4.75%, 4/1/14                                         125           121

 5.80%, 4/1/07                                         130           133

 6.75%, 4/15/11                                        8             9

                                                                     2,858

 Long Distance 0.8%
 AT&T Broadband, 8.375%, 3/15/13                       616           740

 Sprint Capital
 6.875%, 11/15/28                                      350           395

 7.625%, 1/30/11                                       150           169

                                                                     1,304

 Manufacturing 0.3%
 Caterpillar Financial Services, 4.75%, 2/17/15        175           173

 Deere & Company, 7.85%, 5/15/10                       15            17

 Dover, 6.50%, 2/15/11                                 100           108

 John Deere Capital
 3.90%, 1/15/08                                        50            50

 4.50%, 8/22/07                                        150           150

                                                                     498

 Media and Communications 0.3%
 Belo, 7.125%, 6/1/07                                  150           155

 News America
 6.75%, 1/9/38                                         150           167

 7.25%, 5/18/18                                        100           114

                                                                     436

 Metals 0.1%
 Alcan Aluminum, 5.00%, 6/1/15                         100           99

 Alcoa
 5.375%, 1/15/13                                       120           124

 6.50%, 6/1/11                                         12            13

                                                                     236

 Metals and Mining 0.2%
 Inco, 7.75%, 5/15/12                                  100           114

 Newmont Mining, 5.875%, 4/1/35                        200           198

 Placer Dome, 6.375%, 3/1/33                           100           108

                                                                     420

 Miscellaneous Consumer Products 0.3%
 Clorox, 4.20%, 1/15/10                                170           168

 Colgate Palmolive, 5.98%, 4/25/12                     100           108

 Fortune Brands, 6.25%, 4/1/08                         200           208

 Gillette, 3.50%, 10/15/07                             50            49

 Newell Rubbermaid, 4.625%, 12/15/09                   35            35

                                                                     568

 Oil Field Services 0.1%
 Baker Hughes, 6.00%, 2/15/09                          150           157

                                                                     157

 Paper and Paper Products 0.4%
 Abitibi Consolidated Company of Canada, 6.95%,        62            63
12/15/06
 International Paper Company, STEP, 5.85%, 10/30/12    300           311

 Weyerhaeuser, 6.75%, 3/15/12                          200           217

                                                                     591

 Petroleum 1.4%
 Amerada Hess, 6.65%, 8/15/11                          325           354

 Amoco, 6.50%, 8/1/07                                  4             4

 Atlantic Richfield, 5.90%, 4/15/09                    200           210

 ChevronTexaco Capital, 3.375%, 2/15/08                200           196

 ConocoPhillips, 5.90%, 10/15/32                       250           274

 Devon Financing, 6.875%, 9/30/11                      200           220

 Enbridge, 4.90%, 3/1/15                               150           148

 Occidental Petroleum, 6.75%, 1/15/12                  300           335

 Pemex Project Funding Master Trust, 7.375%, 12/15/14  350           389

 Petrobras International Finance, 9.875%, 5/9/08       45            50

 Phillips Petroleum, 6.375%, 3/30/09                   25            27

 Sunoco, 4.875%, 10/15/14                              150           146

 Texaco Capital
 5.50%, 1/15/09                                        5             5

 5.70%, 12/1/08                                        5             5

 8.625%, 4/1/32                                        5             8

                                                                     2,371

 Printing and Publishing 0.1%
 Reed Elsevier, 6.125%, 8/1/06                         200           203

                                                                     203

 Railroads 0.2%
 Canadian National Railway, 6.25%, 8/1/34              95            108

 Norfolk Southern
 5.59%, 5/17/25                                        48            49

 7.25%, 2/15/31                                        52            64

 Union Pacific
 5.75%, 10/15/07                                       100           102

 6.65%, 1/15/11                                        50            54

                                                                     377

 Real Estate Investment Trust Securities 0.7%
 Arden Realty, 5.25%, 3/1/15                           115           113

 EOP Operating LP
 7.00%, 7/15/11                                        325           356

 7.75%, 11/15/07                                       100           106

 iStar Financial, 5.125%, 4/1/11                       325           321

 Simon Debartolo, 6.875%, 11/15/06                     100           103

 Simon Property, 7.375%, 1/20/06                       100           102

                                                                     1,101

 Restaurants 0.1%
 Yum! Brands, 7.70%, 7/1/12                            100           115

                                                                     115

 Retail 0.3%
 CVS, 4.00%, 9/15/09                                   200           195

 Dayton Hudson, 5.875%, 11/1/08                        1             1

 Limited Brands, 6.95%, 3/1/33                         100           104

 Target
 5.40%, 10/1/08                                        10            10

 5.875%, 3/1/12                                        100           107

 Wal-Mart
 4.375%, 7/12/07                                       1             1

 6.875%, 8/10/09                                       100           109

 7.25%, 6/1/13                                         9             10

                                                                     537

 Satellites 0.1%
 British Sky Broadcasting Group, 6.875%, 2/23/09       150           160

                                                                     160

 Savings and Loan 0.1%
 Washington Mutual, 8.25%, 4/1/10                      100           113

                                                                     113

 Specialty Chemicals 0.1%
 Chevron Phillips Chemical, 5.375%, 6/15/07            100           101

                                                                     101

 Supermarkets 0.1%
 Albertsons, 6.625%, 6/1/28                            3             3

 Kroger, 7.625%, 9/15/06                               100           103

                                                                     106

 Telecommunications 0.3%
 British Telecommunications
 STEP
 7.875%, 12/15/05                                      50            51

 8.875%, 12/15/30                                      100           139

 Telus, 7.50%, 6/1/07                                  250           262

 Verizon New England, 6.50%, 9/15/11                   20            22

                                                                     474

 Telephones 0.9%
 Alltel
 6.50%, 11/1/13                                        5             5

 7.00%, 3/15/16                                        11            13

 Bellsouth, 6.875%, 10/15/31                           21            24

 Bellsouth Capital Funding, 7.875%, 2/15/30            100           127

 BellSouth Telecommunications, 6.375%, 6/1/28          5             5

 Deutsche Telekom International Finance, STEP
 8.50%, 6/15/10                                        113           129

 France Telecom, STEP, 8.00%, 3/1/11                   200           227

 GTE, 6.94%, 4/15/28                                   15            17

 GTE South, 6.125%, 6/15/07                            15            15

 Southwestern Bell Telephone, 6.625%, 7/15/07          15            16

 Telecom Italia Capital, 5.25%, 11/15/13               300           302

 Telefonos de Mexico, 144A, 4.75%, 1/27/10             245           242

 Verizon Global Funding
 4.00%, 1/15/08                                        100           99

 6.875%, 6/15/12                                       100           112

 7.25%, 12/1/10                                        100           111

 7.75%, 12/1/30                                        100           127

                                                                     1,571

 Transportation (excluding Railroads) 0.1%
 FedEx, 6.875%, 2/15/06                                144           146

                                                                     146

 Wireless Communications 0.5%
 Airtouch Communications, 6.65%, 5/1/08                10            11

 America Movil, 5.50%, 3/1/14                          100           99

 AT&T Wireless
 7.50%, 5/1/07                                         10            10

 7.875%, 3/1/11                                        300           344

 Verizon Wireless, 5.375%, 12/15/06                    200           203

 Vodafone Airtouch PLC, 7.875%, 2/15/30                10            13

 Vodafone Group, 5.375%, 1/30/15                       100           104

                                                                     784

 Wireline Communications 0.1%
 Telefonica Europe, 7.35%, 9/15/05                     100           100

                                                                     100

 Total Corporate Bonds and Notes (Cost $38,260)                      39,036

 ASSET-BACKED SECURITIES 1.3%
 Auto-Backed 0.4%
 Whole Auto Loan Trust, Series 2004-1, Class A4
 3.26%, 3/15/11                                        675           659

                                                                     659

 Credit Card-Backed 0.3%
 Bank One Issuance Trust, Series 2002-A4, Class A4
 2.94%, 6/16/08                                        250           249

 Chemical Master Credit Card Trust, Series 1996-2,
Class A
 5.98%, 9/15/08                                        100           101

 Citibank Credit Card Master Trust, Series 1998-2,
Class A
 6.05%, 1/15/10                                        100           104

 MBNA Credit Card Master Note Trust, Series 2001,
Class AA
 5.75%, 10/15/08                                       100           101

                                                                     555

 Home Equity Loans-Backed 0.2%
 New Century Home Equity Loan Trust
 Series 2005-A, Class A6, VR, 4.954%, 8/25/35          325           321

                                                                     321

 Motorcycles 0.2%
 Harley Davidson Motorcycle Trust, Series 2003-2,
Class A2
 2.07%, 2/15/11                                        350           342

                                                                     342

 Stranded Asset 0.2%
 Reliant Energy Transition, Series 2001-1, Class A2
 4.76%, 9/15/09                                        250           251

                                                                     251

 Total Asset-Backed Securities (Cost $2,158)                         2,128

 NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES 3.2%

 Commercial Mortgage Backed Securities 3.2%
 Banc of America Commercial Mortgage

 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         500           494

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        187           184

 Bear Stearns Commercial Mortgage Securities
 Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38       350           350

 Series 2004-PWR6, Class A4, CMO, 4.521%, 11/11/41     1,100         1,081

 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        575           565

 Series 2005-PWR8, Class A4, 4.674%, 6/11/41           475           464

 Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42       363           360

 Citigroup Commercial Mortgage Trust, Series 2004-C2
 Class A1, CMO, 3.787%, 10/15/41                       137           136

 Commercial Mortgage, Series 2005-LP5, Class A1, CMO,
 PTC, 4.235%, 5/10/43                                  361           358

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
 CMO, 7.30%, 6/10/32                                   250           271

 GE Capital Commercial Mortgage
 Series 2001-1, Class A1, CMO, 6.079%, 5/15/33         72            73

 Series 2001-1, Class A2, CMO, 6.531%, 3/15/11         400           433

 J.P. Morgan Chase Commercial Mortgage Securities
 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       285           305

 J.P. Morgan Chase Commercial Mortgage Finance Corp.
 Series 2000-C10, Class A2, CMO, 7.371%, 8/15/32       125           137

 Morgan Stanley Dean Witter Capital, Series 2002-TOP7
 Class A2, CMO, 5.98%, 1/15/39                         200           213

 Total Non-U.S. Government Mortgage-Backed Securities                5,424
(Cost $5,474)

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
 SECURITIES 35.5%

 U.S. Government Agency Obligations +/- 32.3% Federal Home Loan Mortgage

 4.50%, 11/1/18 - 5/1/19                               1,721         1,696

 5.00%, 10/1/18 - 8/1/33                               2,629         2,631

 5.50%, 3/1/31 - 2/1/34                                631           635

 6.00%, 12/1/13 - 12/1/33                              1,237         1,267

 6.50%, 4/1/16 - 1/1/34                                1,753         1,814

 7.00%, 11/1/30 - 6/1/32                               90            94

 7.50%, 4/1/15                                         9             9

 TBA, 5.00%, 1/1/35                                    4,870         4,791

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 6/1/35                                4,847         4,754

 5.00%, 12/1/08 - 11/1/18                              1,262         1,266

 5.50%, 1/1/17 - 1/1/35                                19,817        19,977

 6.00%, 6/1/16 - 11/1/34                               5,039         5,155

 6.50%, 4/1/15 - 12/1/32                               2,355         2,440

 7.00%, 7/1/10 - 7/1/32                                478           502

 7.50%, 10/1/25 - 5/1/31                               66            71

 8.00%, 3/1/31                                         73            79

 TBA
 5.00%, 1/1/18 - 1/1/33                                6,181         6,140

 6.00%, 1/1/33                                         645           658

                                                                     53,979

 U.S. Government Obligations 3.2% Government National Mortgage Assn.

 4.50%, 3/20/34                                        467           453

 5.00%, 7/15 - 9/15/33                                 2,015         2,007

 5.50%, 2/15/33                                        818           829

 6.00%, 7/15/16 - 1/20/35                              1,174         1,212

 6.50%, 5/15/16 - 9/20/34                              178           187

 7.00%, 3/15/13 - 6/15/31                              216           226

 7.50%, 11/15/12 - 1/15/32                             368           393

 8.00%, 1/15/26                                        41            44

                                                                     5,351

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost $59,491)                                           59,330

 FOREIGN GOVERNMENT OBLIGATIONS & AGENCY
 OBLIGATIONS 2.3%

 Canadian Government and Municipalities 0.7%

 Canada Mortgage & Housing, 2.95%, 6/2/08              100           96

 Government of Canada, 5.25%, 11/5/08                  12            13

 Hydro-Quebec
 7.50%, 4/1/16                                         100           121

 8.00%, 2/1/13                                         11            13

 Province of British Columbia
 4.625%, 10/3/06                                       4             4

 5.375%, 10/29/08                                      4             4

 Province of Manitoba
 5.50%, 10/1/08                                        4             4

 7.50%, 2/22/10                                        104           117

 Province of New Brunswick, 3.50%, 10/23/07            4             4

 Province of Newfoundland
 7.32%, 10/13/23                                       4             5

 8.65%, 10/22/22                                       4             6

 Province of Nova Scotia, 5.75%, 2/27/12               4             4

 Province of Ontario
 3.125%, 5/2/08                                        4             4

 3.50%, 9/17/07                                        104           102

 3.625%, 10/21/09                                      300           291

 3.75%, 12/15/09                                       4             4

 5.125%, 7/17/12                                       4             4

 5.50%, 10/1/08                                        4             4

 6.00%, 2/21/06                                        100           101

 Province of Quebec
 5.00%, 7/17/09                                        4             4

 5.75%, 2/15/09                                        4             4

 6.125%, 1/22/11                                       4             4

 7.00%, 1/30/07                                        104           109

 7.125%, 2/9/24                                        4             5

 7.50%, 7/15/23                                        4             5

 7.50%, 9/15/29                                        104           141

 Province of Saskatchewan, 7.125%, 3/15/08             4             4

                                                                     1,177

 Foreign Government and Municipalities
 (Excluding Canadian) 1.6%

 Asian Development Bank
 4.125%, 9/15/10                                       250           248

 4.875%, 2/5/07                                        7             7

 6.75%, 6/11/07                                        4             4

 European Investment Bank
 2.70%, 4/20/07                                        100           98

 3.375%, 3/16/09                                       7             7

 3.375%, 6/12/13                                       250           240

 4.875%, 9/6/06                                        16            16

 STEP, 4.00%, 8/30/05                                  100           100

 Inter-American Development Bank
 3.375%, 3/17/08                                       5             5

 4.375%, 9/20/12                                       5             5

 6.375%, 10/22/07                                      100           104

 7.375%, 1/15/10                                       106           119

 International Bank for Reconstruction & Development
 6.625%, 8/21/06                                       100           102

 KFW International Finance, 4.75%, 1/24/07             111           112

 Republic of Chile, 5.50%, 1/15/13                     80            84

 Republic of Italy
 2.50%, 3/31/06                                        250           247

 2.75%, 12/15/06                                       12            12

 3.625%, 9/14/07                                       100           99

 4.375%, 10/25/06                                      24            24

 5.625%, 6/15/12                                       8             9

 6.00%, 2/22/11                                        6             6

 Republic of South Africa, 6.50%, 6/2/14               100           109

 Republic of South Korea, 8.875%, 4/15/08              100           112

 United Mexican States
 6.375%, 1/16/13                                       100           106

 7.50%, 1/14/12                                        100           112

 8.00%, 9/24/22                                        300           362

 9.875%, 2/1/10                                        100           119

 11.375%, 9/15/16                                      100           147

                                                                     2,715

 Total Foreign Government Obligations & Agency
 Obligations (Cost $3,776)                                           3,892

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED) 32.9%

 U.S. Government Agency Obligations +/- 11.5%

 Federal Farm Credit Banks, 5.75%, 1/18/11             300           318

 Federal Home Loan Bank
 2.50%, 3/15/06                                        500           496

 2.875%, 9/15/06                                       500           494

 4.375%, 3/17/10                                       2,500         2,501

 5.125%, 3/6/06                                        900           907

 5.75%, 5/15/12                                        185           198

 5.80%, 9/2/08                                         1,000         1,042

 Federal Home Loan Mortgage
 1.875%, 2/15/06                                       500           495

 2.375%, 2/15/07                                       500           487

 2.75%, 3/15/08                                        275           265

 3.625%, 9/15/08                                       500           490

 4.50%, 7/15/13 - 1/15/14                              1,250         1,250

 4.875%, 3/15/07                                       40            40

 5.50%, 7/15/06                                        610           618

 5.75%, 4/15/08 - 1/15/12                              1,400         1,464

 6.875%, 9/15/10                                       350           389

 Federal National Mortgage Assn.
 2.375%, 2/15/07                                       500           487

 4.25%, 7/15/07                                        60            60

 4.375%, 10/15/06                                      60            60

 5.00%, 1/15/07                                        97            98

 5.25%, 4/15/07 - 8/1/12                               1,175         1,197

 5.50%, 3/15/11                                        300           315

 6.00%, 5/15/08 - 5/15/11                              965           1,020

 6.25%, 5/15/29                                        842           1,007

 6.625%, 10/15/07 - 11/15/30                           1,300         1,470

 7.125%, 6/15/10                                       1,000         1,118

 7.25%, 1/15/10                                        740           825

 Tennessee Valley Authority, 4.75%, 8/1/13             200           203

                                                                     19,314

 U.S. Treasury Obligations 21.4%
 U.S. Treasury Bonds
 5.25%, 2/15/29                                        704           776

 5.375%, 2/15/31                                       1,232         1,400

 5.50%, 8/15/28                                        146           166

 6.00%, 2/15/26                                        1,089         1,297

 6.125%, 11/15/27                                      43            52

 6.25%, 8/15/23 - 5/15/30                              1,807         2,187

 7.25%, 5/15/16                                        780           972

 7.50%, 11/15/16                                       75            96

 7.875%, 2/15/21                                       700           961

 8.50%, 2/15/20                                        12            17

 8.75%, 5/15/17                                        25            35

 9.25%, 2/15/16                                        20            28

 9.875%, 11/15/15                                      630           918

 U.S. Treasury Notes
 2.25%, 2/15/07                                        2,000         1,949

 2.625%, 11/15/06 - 3/15/09                            2,160         2,098

 2.75%, 8/15/07                                        410           400

 3.00%, 11/15/07 - 2/15/09                             512           498

 3.125%, 9/15/08 - 4/15/09                             2,590         2,505

 3.25%, 8/15/07                                        245           241

 3.375%, 2/28/07 - 10/15/09                            4,900         4,828

 3.50%, 5/31/07 - 8/15/09                              805           795

 3.625%, 1/15/10 - 5/15/13                             900           877

 3.75%, 3/31/07 - 5/15/08                              2,450         2,437

 4.00%, 6/15/09 - 2/15/15                              2,115         2,082

 4.25%, 8/15/13 - 11/15/14                             4,075         4,072

 4.375%, 5/15/07                                       160           161

 4.75%, 11/15/08 - 5/15/14                             250           257

 5.50%, 2/15/08 - 5/15/09                              456           475

 5.625%, 5/15/08                                       102           106

 5.75%, 8/15/10                                        196           210

 6.00%, 8/15/09                                        159           170

 6.125%, 8/15/07                                       130           135

 6.25%, 2/15/07                                        509           527

 6.50%, 10/15/06 - 2/15/10                             1,172         1,265

 6.625%, 5/15/07                                       684           715

                                                                     35,708

 Total U.S. Government & Agency Obligations (excluding
 Mortgage-Backed)(Cost $54,340)                                      55,022

 SHORT-TERM INVESTMENTS 7.6%
 Money Market Funds 7.6%

 T. Rowe Price Reserve Investment Fund, 3.39% #+       12,740        12,740

 Total Money Market Funds (Cost $12,740)                             12,740

 Total Investments in Securities
 106.2% of Net Assets (Cost $176,239)                  $             177,572


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 +/-  The issuer operates under a congressional charter;
      its securities are neither issued nor guaranteed by the
      U.S. government.
 +    Affiliated company - See Note 4
 144A Security was purchased pursuant to Rule 144A under the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $766 and represents 0.5% of net assets
 CMO  Collateralized Mortgage Obligation
 PTC  Pass-Through Certificate
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price U.S. Bond Index Fund
Unaudited July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

  The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $176,239,000. Net unrealized gain aggregated $1,333,000 at period-end, of which $2,830,000 related to appreciated investments and $1,497,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $129,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $12,740,000 and $7,785,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005


       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     September 16, 2005


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